Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Net Trade Accounts Receivable Disaggregated by Revenue Source
The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at December 31, 2018 and 2017:

	December 31,
	2018	2017
Accounts receivable trade, net from spot charters	2,332	1,855
Accounts receivable trade, net from time charters	317	1,771
Total	2,649	3,626

Income Derived from Spot Charters
The following table presents the Company’s income statement figures derived from spot charters for the year ended December 31, 2018:

December 31,
2018
Vessel revenues	73,769
Commissions	(2,789)
Voyage expenses	(39,007)
Total	31,973

Income Derived from Time Charters
The following table presents the Company’s income statement figures derived from time charters for the year ended December 31, 2018:

December 31,
2018
Vessel revenues	21,090
Commissions	(550)
Voyage expenses	(1,177)
Total	19,363

Revenue from Charterers	Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2018, 2017 and 2016 were:
Customer	2018	2017	2016
A	26%	17%	-
B	21%	-	18%
C	11%	17%	-
D	-	-	12%